NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Multi-Flex Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

3

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 31, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	399,930	$2,929,671	$3,823,334	$-	$3,823,334	$403	$3,822,931	$3,822,931	$-	$3,822,931
ACVCA	362,711	5,127,332	6,782,696	-	6,782,696	166,077	6,616,619	6,616,619	-	6,616,619
ACVIG	341,948	3,226,363	3,665,677	1,722	3,667,399	-	3,667,399	3,667,399	-	3,667,399
DCAP	2	80	81	-	81	24	57	57	-	57
DSC	654,808	25,196,211	37,828,266	386	37,828,652	-	37,828,652	37,699,250	129,402	37,828,652
DSIF	715,895	29,515,759	55,703,772	1,068	55,704,840	-	55,704,840	55,388,079	316,761	55,704,840
DSRG	405,622	14,292,783	23,558,523	629	23,559,152	-	23,559,152	23,536,776	22,376	23,559,152
FC2	100,661	3,586,842	5,285,686	-	5,285,686	642	5,285,044	5,285,044	-	5,285,044
FEIP	1,753,756	38,258,226	45,860,719	-	45,860,719	407	45,860,312	45,731,610	128,702	45,860,312
FHIP	1,460,106	7,928,496	7,665,557	-	7,665,557	1,102	7,664,455	7,654,155	10,300	7,664,455
TIF	611,514	8,122,245	8,500,039	-	8,500,039	918	8,499,121	8,490,545	8,576	8,499,121
SBLD	25,874	369,145	459,006	-	459,006	668	458,338	455,590	2,748	458,338
SBLJ	8,446	495,535	600,985	-	600,985	157	600,828	600,828	-	600,828
SBLN	14,510	430,868	505,225	-	505,225	385	504,840	504,840	-	504,840
SBLO	28,897	929,333	1,113,391	-	1,113,391	2,065	1,111,326	1,111,326	-	1,111,326
SBLP	10,008	275,960	275,820	422	276,242	-	276,242	276,242	-	276,242
SBLQ	18,007	716,358	840,746	129	840,875	-	840,875	840,875	-	840,875
SBLV	34,607	2,333,890	2,876,207	-	2,876,207	1,542	2,874,665	2,870,220	4,445	2,874,665
SBLX	18,467	703,819	849,668	-	849,668	510	849,158	849,158	-	849,158
SBLY	19,788	421,349	522,019	-	522,019	114	521,905	521,905	-	521,905
ACEG	24,427	1,515,804	2,164,965	-	2,164,965	492	2,164,473	2,155,514	8,959	2,164,473
AVIE	35,939	1,327,196	1,488,252	367	1,488,619	-	1,488,619	1,488,619	-	1,488,619
IVHS	16,021	451,030	542,470	358	542,828	-	542,828	542,828	-	542,828
IVRE	30,927	502,845	556,380	222	556,602	-	556,602	556,602	-	556,602
JAIG	127,771	4,232,635	5,482,665	-	5,482,665	970	5,481,695	5,455,684	26,011	5,481,695
GBF	879,304	9,898,647	9,558,030	210	9,558,240	-	9,558,240	9,546,894	11,346	9,558,240
HIBF	166,910	1,098,966	1,093,259	7	1,093,266	-	1,093,266	1,093,266	-	1,093,266
NVIX	244	2,276	2,728	-	2,728	9	2,719	2,719	-	2,719
NVLCP1	190,656	2,228,446	2,190,643	899	2,191,542	-	2,191,542	2,191,542	-	2,191,542
NVMLG1	26,934	258,038	282,272	75	282,347	-	282,347	282,347	-	282,347
NVMMG1	822,602	9,225,392	9,509,285	165,345	9,674,630	-	9,674,630	9,451,284	223,346	9,674,630
NVMMV2	2,230,465	21,481,711	21,390,159	-	21,390,159	36,315	21,353,844	21,185,616	168,228	21,353,844
NVNMO1	20,274	211,600	307,156	57	307,213	-	307,213	307,213	-	307,213
NVNSR1	8,639	115,263	136,845	69	136,914	-	136,914	136,914	-	136,914
NVOLG1	613,743	12,630,126	14,748,253	-	14,748,253	838	14,747,415	14,728,601	18,814	14,747,415
SAM	5,007,974	5,007,974	5,007,974	-	5,007,974	2,379	5,005,595	4,996,544	9,051	5,005,595
TRF	2,741,994	35,457,781	74,637,064	14,379	74,651,443	-	74,651,443	74,280,214	371,229	74,651,443
AMCG	285,163	7,622,826	11,503,493	-	11,503,493	958	11,502,535	11,373,826	128,709	11,502,535
PMVRRA	88,884	1,133,581	1,243,485	2,167	1,245,652	-	1,245,652	1,245,652	-	1,245,652
ROCMC	62,309	660,035	920,309	-	920,309	72	920,237	920,237	-	920,237

Total (unaudited)			$369,483,104	$188,511	$369,671,615	$217,047	$369,454,568	$367,865,565	$1,589,003	$369,454,568

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVB	ACVCA	ACVIG	DCAP	DSC	DSIF	DSRG
Reinvested dividends	$3,642,786	26,643	-	38,051	25,114	42,229	588,538	163,277
Mortality and expense risk charges (note 2)	(4,568,083)	(46,897)	(90,864)	(44,172)	(71,942)	(483,511)	(652,118)	(272,674)

Net investment income (loss)	(925,297)	(20,254)	(90,864)	(6,121)	(46,828)	(441,282)	(63,580)	(109,397)

Realized gain (loss) on investments	16,124,309	46,387	388,665	65,328	1,913,311	1,323,389	3,872,047	601,577
Change in unrealized gain (loss) on investments	26,371,266	298,154	(468,576)	103,081	(1,057,255)	4,375,893	6,151,804	3,911,502

Net gain (loss) on investments	42,495,575	344,541	(79,911)	168,409	856,056	5,699,282	10,023,851	4,513,079

Reinvested capital gains	17,268,430	169,025	831,144	518,069	630,320	-	2,281,224	480,106

Net increase (decrease) in contract owners’ equity resulting from operations	$58,838,708	493,312	660,369	680,357	1,439,548	5,258,000	12,241,495	4,883,788

Investment Activity*:	FC2	FEIP	FHIP	TIF	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$1,376	829,223	408,999	183,902	6,698	2,945	3,381	18,184
Mortality and expense risk charges (note 2)	(62,011)	(557,906)	(97,117)	(114,198)	(5,375)	(7,640)	(6,111)	(13,084)

Net investment income (loss)	(60,635)	271,317	311,882	69,704	1,323	(4,695)	(2,730)	5,100

Realized gain (loss) on investments	263,181	1,380,223	(5,622)	271,940	7,208	116,076	4,256	12,808
Change in unrealized gain (loss) on investments	313,033	2,591,705	(70,178)	(49,162)	65,111	(108,827)	16,666	203,191

Net gain (loss) on investments	576,214	3,971,928	(75,800)	222,778	72,319	7,249	20,922	215,999

Reinvested capital gains	625,058	4,854,791	-	-	-	77,029	32,306	5,267

Net increase (decrease) in contract owners’ equity resulting from operations	$1,140,637	9,098,036	236,082	292,482	73,642	79,583	50,498	226,366

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG	AVIE	IVHS
Reinvested dividends	$15,747	6,760	48,897	3,643	3,019	-	19,003	1,060
Mortality and expense risk charges (note 2)	(3,875)	(11,228)	(36,900)	(11,463)	(6,303)	(29,094)	(19,102)	(6,245)

Net investment income (loss)	11,872	(4,468)	11,997	(7,820)	(3,284)	(29,094)	(99)	(5,185)

Realized gain (loss) on investments	(10,303)	15,583	78,892	58,013	12,747	220,016	31,284	6,273
Change in unrealized gain (loss) on investments	10,667	180,459	490,250	(28,151)	3,929	(220,615)	(64,265)	(3,668)

Net gain (loss) on investments	364	196,042	569,142	29,862	16,676	(599)	(32,981)	2,605

Reinvested capital gains	-	-	-	31,497	104,216	265,081	100,359	55,137

Net increase (decrease) in contract owners’ equity resulting from operations	$12,236	191,574	581,139	53,539	117,608	235,388	67,279	52,557

Investment Activity*:	IVRE	JAIG	GBF	HIBF	NVIX	NVLCP1	NVMLG1	NVMMG1
Reinvested dividends	$13,869	62,546	161,859	52,533	79	40,533	-	12,392
Mortality and expense risk charges (note 2)	(6,312)	(68,945)	(129,154)	(14,355)	(34)	(3,837)	(3,045)	(131,267)

Net investment income (loss)	7,557	(6,399)	32,705	38,178	45	36,696	(3,045)	(118,875)

Realized gain (loss) on investments	(3,843)	133,450	(44,582)	13,145	7	(2,259)	(19,187)	57,185
Change in unrealized gain (loss) on investments	105,101	499,434	(337,728)	(10,218)	183	(37,803)	60,089	(1,912,660)

Net gain (loss) on investments	101,258	632,884	(382,310)	2,927	190	(40,062)	40,902	(1,855,475)

Reinvested capital gains	-	-	-	-	-	-	42,261	1,374,532

Net increase (decrease) in contract owners’ equity resulting from operations	$108,815	626,485	(349,605)	41,105	235	(3,366)	80,118	(599,818)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMMV2	NVNMO1	NVNSR1	NVOLG1	SAM	TRF	AMCG	PMVRRA
Reinvested dividends	$153,144	863	409	65,167	-	547,516	-	59,233
Mortality and expense risk charges (note 2)	(260,525)	(3,683)	(1,665)	(102,764)	(69,355)	(922,213)	(149,197)	(15,229)

Net investment income (loss)	(107,381)	(2,820)	(1,256)	(37,597)	(69,355)	(374,697)	(149,197)	44,004

Realized gain (loss) on investments	(761,394)	7,051	1,520	61,776	-	5,437,252	543,796	20,010
Change in unrealized gain (loss) on investments	4,969,285	54,022	13,792	1,737,484	-	4,931,339	(342,966)	(17,387)

Net gain (loss) on investments	4,207,891	61,073	15,312	1,799,260	-	10,368,591	200,830	2,623

Reinvested capital gains	-	5,985	15,611	119,613	-	3,293,331	1,218,060	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,100,510	64,238	29,667	1,881,276	(69,355)	13,287,225	1,269,693	46,627

Investment Activity*:	PMVTRA	ROCMC
Reinvested dividends	$35,954	-
Mortality and expense risk charges (note 2)	(25,206)	(11,467)

Net investment income (loss)	10,748	(11,467)

Realized gain (loss) on investments	(26,933)	34,036
Change in unrealized gain (loss) on investments	(140,172)	154,723

Net gain (loss) on investments	(167,105)	188,759

Reinvested capital gains	98,532	39,876

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,825)	217,168

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVB		ACVCA		ACVIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(925,297)	418,817	(20,254)	(3,368)	(90,864)	(72,669)	(6,121)	17,668
Realized gain (loss) on investments	16,124,309	6,933,423	46,387	83,933	388,665	92,807	65,328	78,718
Change in unrealized gain (loss) on investments	26,371,266	17,554,066	298,154	159,324	(468,576)	1,453,831	103,081	13,694
Reinvested capital gains	17,268,430	13,352,980	169,025	112,234	831,144	596,143	518,069	134,684

Net increase (decrease) in contract owners’ equity resulting from operations	58,838,708	38,259,286	493,312	352,123	660,369	2,070,112	680,357	244,764

Equity transactions:
Purchase payments received from contract owners (note 4)	3,538,353	2,494,240	11,144	16,550	173,078	11,165	37,105	31,632
Transfers between funds	(2,038,718)	(3,650,752)	(30,682)	37,872	(86,508)	(68,403)	428,394	(132,675)
Redemptions (notes 2, 3, and 4)	(30,910,512)	(25,022,876)	(151,545)	(397,375)	(1,015,728)	(339,822)	(240,841)	(246,454)
Adjustments to maintain reserves	(1,872)	(5,240)	549	(767)	(166,252)	(150)	584	(295)

Net equity transactions	(29,412,749)	(26,184,628)	(170,534)	(343,720)	(1,095,410)	(397,210)	225,242	(347,792)

Net change in contract owners’ equity	29,425,959	12,074,658	322,778	8,403	(435,041)	1,672,902	905,599	(103,028)
Contract owners’ equity at beginning of period	340,028,609	327,953,951	3,500,153	3,491,750	7,051,660	5,378,758	2,761,800	2,864,828

Contract owners’ equity at end of period	$369,454,568	340,028,609	3,822,931	3,500,153	6,616,619	7,051,660	3,667,399	2,761,800

CHANGE IN UNITS:
Beginning units	6,395,771	6,991,304	134,826	149,353	68,362	73,307	76,335	87,369
Units purchased	567,197	389,431	2,063	3,632	81	133	13,055	1,289
Units redeemed	(964,037)	(984,964)	(8,038)	(18,159)	(9,901)	(5,078)	(6,342)	(12,323)

Ending units	5,998,931	6,395,771	128,851	134,826	58,542	68,362	83,048	76,335

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DCAP		DSC		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(46,828)	(25,562)	(441,282)	(171,199)	(63,580)	133,749	(109,397)	(27,425)
Realized gain (loss) on investments	1,913,311	19,310	1,323,389	93,628	3,872,047	2,515,571	601,577	631,764
Change in unrealized gain (loss) on investments	(1,057,255)	696,192	4,375,893	5,423,288	6,151,804	1,522,857	3,911,502	2,868,034
Reinvested capital gains	630,320	443,892	-	-	2,281,224	2,670,253	480,106	207,545

Net increase (decrease) in contract owners’ equity resulting from operations	1,439,548	1,133,832	5,258,000	5,345,717	12,241,495	6,842,430	4,883,788	3,679,918

Equity transactions:
Purchase payments received from contract owners (note 4)	31,175	42,253	512,461	274,051	249,672	469,016	91,065	116,437
Transfers between funds	(7,065,923)	(98,313)	(365,155)	(398,819)	(731,359)	(1,025,126)	(152,310)	(180,961)
Redemptions (notes 2, 3, and 4)	(585,666)	(345,657)	(3,032,354)	(1,952,646)	(3,936,591)	(3,302,634)	(962,055)	(1,201,565)
Adjustments to maintain reserves	6	(427)	950	(1,030)	(1,691)	2,069	2,199	163

Net equity transactions	(7,620,408)	(402,144)	(2,884,098)	(2,078,444)	(4,419,969)	(3,856,675)	(1,021,101)	(1,265,926)

Net change in contract owners’ equity	(6,180,860)	731,688	2,373,902	3,267,273	7,821,526	2,985,755	3,862,687	2,413,992
Contract owners’ equity at beginning of period	6,180,917	5,449,229	35,454,750	32,187,477	47,883,314	44,897,559	19,696,465	17,282,473

Contract owners’ equity at end of period	$57	6,180,917	37,828,652	35,454,750	55,704,840	47,883,314	23,559,152	19,696,465

CHANGE IN UNITS:
Beginning units	136,957	147,396	683,136	733,870	523,317	571,578	287,246	308,835
Units purchased	493	1,421	6,131	3,275	2,882	8,321	672	3,708
Units redeemed	(137,449)	(11,860)	(55,196)	(54,009)	(45,859)	(56,582)	(13,847)	(25,297)

Ending units	1	136,957	634,071	683,136	480,340	523,317	274,071	287,246

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FC2		FEIP		FHIP		TIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(60,635)	(48,865)	271,317	197,927	311,882	285,388	69,704	182,984
Realized gain (loss) on investments	263,181	110,068	1,380,223	1,144,106	(5,622)	14,049	271,940	(224,719)
Change in unrealized gain (loss) on investments	313,033	1,007,893	2,591,705	(1,198,858)	(70,178)	(214,017)	(49,162)	(238,976)
Reinvested capital gains	625,058	21,700	4,854,791	1,698,207	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,140,637	1,090,796	9,098,036	1,841,382	236,082	85,420	292,482	(280,711)

Equity transactions:
Purchase payments received from contract owners (note 4)	156,828	29,103	174,604	265,469	106,146	57,565	83,024	138,201
Transfers between funds	27,469	(47,483)	(316,168)	(452,784)	(55,510)	(107,663)	(93,410)	(41,484)
Redemptions (notes 2, 3, and 4)	(633,836)	(534,450)	(3,344,026)	(2,400,009)	(443,222)	(566,126)	(588,145)	(538,007)
Adjustments to maintain reserves	(1,065)	723	(5,457)	2,127	(839)	(645)	(146)	(1,861)

Net equity transactions	(450,604)	(552,107)	(3,491,047)	(2,585,197)	(393,425)	(616,869)	(598,677)	(443,151)

Net change in contract owners’ equity	690,033	538,689	5,606,989	(743,815)	(157,343)	(531,449)	(306,195)	(723,862)
Contract owners’ equity at beginning of period	4,595,011	4,056,322	40,253,323	40,997,138	7,821,798	8,353,247	8,805,316	9,529,178

Contract owners’ equity at end of period	$5,285,044	4,595,011	45,860,312	40,253,323	7,664,455	7,821,798	8,499,121	8,805,316

CHANGE IN UNITS:
Beginning units	135,946	154,289	612,691	657,213	270,557	292,994	294,492	311,615
Units purchased	9,280	10,965	2,624	5,356	3,802	3,404	2,230	6,906
Units redeemed	(20,960)	(29,308)	(49,000)	(49,878)	(17,075)	(25,841)	(20,956)	(24,029)

Ending units	124,266	135,946	566,315	612,691	257,284	270,557	275,766	294,492

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLD		SBLJ		SBLN		SBLO
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,323	7,513	(4,695)	1,185	(2,730)	1,489	5,100	5,449
Realized gain (loss) on investments	7,208	7,672	116,076	24,730	4,256	31,114	12,808	(24,024)
Change in unrealized gain (loss) on investments	65,111	(11,681)	(108,827)	169,225	16,666	(12,162)	203,191	(49,747)
Reinvested capital gains	-	4,331	77,029	43,134	32,306	30,274	5,267	48,675

Net increase (decrease) in contract owners’ equity resulting from operations	73,642	7,835	79,583	238,274	50,498	50,715	226,366	(19,647)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,394	3,305	4,801	12,760	7,852	9,207	74,317	9,402
Transfers between funds	43,135	(115,514)	(417,482)	(133,848)	1,938	(47,404)	(8,882)	(131,302)
Redemptions (notes 2, 3, and 4)	(21,537)	(30,708)	(34,329)	(85,972)	(18,667)	(130,646)	(80,577)	(76,541)
Adjustments to maintain reserves	(225)	4	6	153	(42)	95	(569)	366

Net equity transactions	24,767	(142,913)	(447,004)	(206,907)	(8,919)	(168,748)	(15,711)	(198,075)

Net change in contract owners’ equity	98,409	(135,078)	(367,421)	31,367	41,579	(118,033)	210,655	(217,722)
Contract owners’ equity at beginning of period	359,929	495,007	968,249	936,882	463,261	581,294	900,671	1,118,393

Contract owners’ equity at end of period	$458,338	359,929	600,828	968,249	504,840	463,261	1,111,326	900,671

CHANGE IN UNITS:
Beginning units	21,748	31,489	32,678	41,236	21,517	30,010	40,516	50,606
Units purchased	2,684	765	764	2,677	419	561	1,847	2,202
Units redeemed	(1,377)	(10,506)	(15,372)	(11,235)	(813)	(9,054)	(2,459)	(12,292)

Ending units	23,055	21,748	18,070	32,678	21,123	21,517	39,904	40,516

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLP		SBLQ		SBLV		SBLX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,872	24,467	(4,468)	(1,260)	11,997	(1,343)	(7,820)	554
Realized gain (loss) on investments	(10,303)	(20,015)	15,583	(64,282)	78,892	(152,777)	58,013	584
Change in unrealized gain (loss) on investments	10,667	5,583	180,459	(29,053)	490,250	112,843	(28,151)	224,957
Reinvested capital gains	-	-	-	55,034	-	83,888	31,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,236	10,035	191,574	(39,561)	581,139	42,611	53,539	226,095

Equity transactions:
Purchase payments received from contract owners (note 4)	28,081	2,130	23,608	8,804	125,853	22,438	11,935	11,393
Transfers between funds	(22,160)	(77,998)	(24,428)	(53,401)	224,285	(45,463)	(88,760)	(66,404)
Redemptions (notes 2, 3, and 4)	(71,026)	(19,763)	(122,822)	(50,348)	(560,845)	(128,229)	(91,588)	(62,400)
Adjustments to maintain reserves	13	22	186	103	31	(109)	136	(34)

Net equity transactions	(65,092)	(95,609)	(123,456)	(94,842)	(210,676)	(151,363)	(168,277)	(117,445)

Net change in contract owners’ equity	(52,856)	(85,574)	68,118	(134,403)	370,463	(108,752)	(114,738)	108,650
Contract owners’ equity at beginning of period	329,098	414,672	772,757	907,160	2,504,202	2,612,954	963,896	855,246

Contract owners’ equity at end of period	$276,242	329,098	840,875	772,757	2,874,665	2,504,202	849,158	963,896

CHANGE IN UNITS:
Beginning units	15,430	20,081	33,539	38,488	100,849	108,327	33,457	38,629
Units purchased	1,834	942	4,344	2,523	19,367	16,611	2,755	1,790
Units redeemed	(4,815)	(5,593)	(8,586)	(7,472)	(25,441)	(24,089)	(8,187)	(6,962)

Ending units	12,449	15,430	29,297	33,539	94,775	100,849	28,025	33,457

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLY		ACEG		AVIE		IVHS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,284)	106	(29,094)	(21,369)	(99)	14,465	(5,185)	(4,068)
Realized gain (loss) on investments	12,747	8,811	220,016	109,157	31,284	12,950	6,273	(12,117)
Change in unrealized gain (loss) on investments	3,929	97,024	(220,615)	420,185	(64,265)	104,880	(3,668)	52,583
Reinvested capital gains	104,216	16,361	265,081	135,402	100,359	29,973	55,137	10,000

Net increase (decrease) in contract owners’ equity resulting from operations	117,608	122,302	235,388	643,375	67,279	162,268	52,557	46,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,309	1,652	16,688	14,408	20,694	22,613	4,475	2,609
Transfers between funds	(66,096)	53,429	9,141	(82,690)	1,266	(4,507)	19,528	5,931
Redemptions (notes 2, 3, and 4)	(11,501)	(22,158)	(275,071)	(74,813)	(108,328)	(197,016)	(8,379)	(66,961)
Adjustments to maintain reserves	(91)	(7)	(46)	49	335	65	114	(2)

Net equity transactions	(74,379)	32,916	(249,288)	(143,046)	(86,033)	(178,845)	15,738	(58,423)

Net change in contract owners’ equity	43,229	155,218	(13,900)	500,329	(18,754)	(16,577)	68,295	(12,025)
Contract owners’ equity at beginning of period	478,676	323,458	2,178,373	1,678,044	1,507,373	1,523,950	474,533	486,558

Contract owners’ equity at end of period	$521,905	478,676	2,164,473	2,178,373	1,488,619	1,507,373	542,828	474,533

CHANGE IN UNITS:
Beginning units	13,915	12,795	59,864	64,801	49,914	56,779	14,601	16,912
Units purchased	248	3,817	2,409	1,889	2,466	2,896	1,200	3,151
Units redeemed	(2,132)	(2,697)	(8,416)	(6,826)	(5,226)	(9,761)	(735)	(5,462)

Ending units	12,031	13,915	53,857	59,864	47,154	49,914	15,066	14,601

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVRE		JAIG		GBF		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,557	17,553	(6,399)	4,062	32,705	81,971	38,178	45,700
Realized gain (loss) on investments	(3,843)	(30,065)	133,450	(173,175)	(44,582)	17,210	13,145	(1,895)
Change in unrealized gain (loss) on investments	105,101	(100,509)	499,434	839,886	(337,728)	423,082	(10,218)	12,124
Reinvested capital gains	-	13,273	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,815	(99,748)	626,485	670,773	(349,605)	522,263	41,105	55,929

Equity transactions:
Purchase payments received from contract owners (note 4)	4,959	5,648	133,359	41,748	167,122	51,176	16,894	16,806
Transfers between funds	13,743	(42,130)	(69,983)	(128,596)	(140,835)	(37,834)	66,689	106,327
Redemptions (notes 2, 3, and 4)	(30,969)	(117,489)	(448,093)	(249,407)	(872,182)	(964,471)	(178,557)	(73,339)
Adjustments to maintain reserves	218	(3)	806	2	(423)	(1,531)	(123)	251

Net equity transactions	(12,049)	(153,974)	(383,911)	(336,253)	(846,318)	(952,660)	(95,097)	50,045

Net change in contract owners’ equity	96,766	(253,722)	242,574	334,520	(1,195,923)	(430,397)	(53,992)	105,974
Contract owners’ equity at beginning of period	459,836	713,558	5,239,121	4,904,601	10,754,163	11,184,560	1,147,258	1,041,284

Contract owners’ equity at end of period	$556,602	459,836	5,481,695	5,239,121	9,558,240	10,754,163	1,093,266	1,147,258

CHANGE IN UNITS:
Beginning units	32,822	44,074	146,755	157,704	174,711	190,244	41,209	39,145
Units purchased	2,928	3,252	4,019	3,778	4,123	8,744	3,420	5,364
Units redeemed	(3,743)	(14,504)	(13,835)	(14,727)	(18,263)	(24,277)	(6,721)	(3,300)

Ending units	32,007	32,822	136,939	146,755	160,571	174,711	37,908	41,209

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIX		NVLCP1		NVMLG1		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$45	43	36,696	-	(3,045)	(2,658)	(118,875)	(98,537)
Realized gain (loss) on investments	7	1	(2,259)	-	(19,187)	2,353	57,185	28,459
Change in unrealized gain (loss) on investments	183	269	(37,803)	-	60,089	(36,651)	(1,912,660)	2,952,939
Reinvested capital gains	-	64	-	-	42,261	92,668	1,374,532	1,098,838

Net increase (decrease) in contract owners’ equity resulting from operations	235	377	(3,366)	-	80,118	55,712	(599,818)	3,981,699

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,530	-	1,742	1,992	52,049	75,077
Transfers between funds	-	2,119	2,335,025	-	6,167	(15,472)	428,982	(205,149)
Redemptions (notes 2, 3, and 4)	(2)	(2)	(143,546)	-	(33,186)	(1,516)	(885,641)	(529,473)
Adjustments to maintain reserves	(12)	4	899	-	11	53	179,499	(4,868)

Net equity transactions	(14)	2,121	2,194,908	-	(25,266)	(14,943)	(225,111)	(664,413)

Net change in contract owners’ equity	221	2,498	2,191,542	-	54,852	40,769	(824,929)	3,317,286
Contract owners’ equity at beginning of period	2,498	-	-	-	227,495	186,726	10,499,559	7,182,273

Contract owners’ equity at end of period	$2,719	2,498	2,191,542	-	282,347	227,495	9,674,630	10,499,559

CHANGE IN UNITS:
Beginning units	188	-	-	-	7,391	7,790	275,579	299,386
Units purchased	-	188	233,822	-	1,040	3,844	14,824	3,481
Units redeemed	(1)	-	(14,421)	-	(1,814)	(4,243)	(25,412)	(27,288)

Ending units	187	188	219,401	-	6,617	7,391	264,991	275,579

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNSR1		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(107,381)	136,766	(2,820)	(2,214)	(1,256)	(448)	(37,597)	223
Realized gain (loss) on investments	(761,394)	(921,788)	7,051	2,375	1,520	(1,178)	61,776	(211,588)
Change in unrealized gain (loss) on investments	4,969,285	70,285	54,022	6,103	13,792	7,886	1,737,484	515,471
Reinvested capital gains	-	-	5,985	20,788	15,611	7,200	119,613	595,437

Net increase (decrease) in contract owners’ equity resulting from operations	4,100,510	(714,737)	64,238	27,052	29,667	13,460	1,881,276	899,543

Equity transactions:
Purchase payments received from contract owners (note 4)	119,886	170,470	3,459	3,712	416	863	104,603	29,931
Transfers between funds	(592,632)	(337,270)	(216)	(33,944)	(2,454)	5,633	6,965,607	(35,492)
Redemptions (notes 2, 3, and 4)	(1,214,834)	(1,089,785)	(19,250)	(27,499)	(12,364)	(6,874)	(644,748)	(622,613)
Adjustments to maintain reserves	(9,491)	5,106	13	72	51	(29)	(782)	39

Net equity transactions	(1,697,071)	(1,251,479)	(15,994)	(57,659)	(14,351)	(407)	6,424,680	(628,135)

Net change in contract owners’ equity	2,403,439	(1,966,216)	48,244	(30,607)	15,316	13,053	8,305,956	271,408
Contract owners’ equity at beginning of period	18,950,405	20,916,621	258,969	289,576	121,598	108,545	6,441,459	6,170,051

Contract owners’ equity at end of period	$21,353,844	18,950,405	307,213	258,969	136,914	121,598	14,747,415	6,441,459

CHANGE IN UNITS:
Beginning units	850,177	915,787	10,831	13,576	4,923	4,916	136,615	153,566
Units purchased	2,967	13,251	226	235	43	441	120,917	13,301
Units redeemed	(70,379)	(78,861)	(772)	(2,980)	(538)	(434)	(14,219)	(30,252)

Ending units	782,765	850,177	10,285	10,831	4,428	4,923	243,313	136,615

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM		TRF		AMCG		PMVRRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(69,355)	(58,233)	(374,697)	(104,801)	(149,197)	(116,825)	44,004	1,892
Realized gain (loss) on investments	-	-	5,437,252	3,457,987	543,796	233,435	20,010	(2,659)
Change in unrealized gain (loss) on investments	-	-	4,931,339	(2,672,260)	(342,966)	2,592,636	(17,387)	117,947
Reinvested capital gains	-	-	3,293,331	4,683,324	1,218,060	462,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,355)	(58,233)	13,287,225	5,364,250	1,269,693	3,171,664	46,627	117,180

Equity transactions:
Purchase payments received from contract owners (note 4)	39,466	46,659	775,526	309,317	47,590	44,288	75,933	9,287
Transfers between funds	1,084,818	4,349,948	(923,874)	(885,694)	(182,415)	(129,100)	12,959	8,733
Redemptions (notes 2, 3, and 4)	(2,055,041)	(2,174,721)	(6,816,098)	(5,191,789)	(892,565)	(643,583)	(166,059)	(85,519)
Adjustments to maintain reserves	1,844	(1,676)	987	(2,435)	116	(873)	99	343

Net equity transactions	(928,913)	2,220,210	(6,963,459)	(5,770,601)	(1,027,274)	(729,268)	(77,068)	(67,156)

Net change in contract owners’ equity	(998,268)	2,161,977	6,323,766	(406,351)	242,419	2,442,396	(30,441)	50,024
Contract owners’ equity at beginning of period	6,003,863	3,841,886	68,327,677	68,734,028	11,260,116	8,817,720	1,276,093	1,226,069

Contract owners’ equity at end of period	$5,005,595	6,003,863	74,651,443	68,327,677	11,502,535	11,260,116	1,245,652	1,276,093

CHANGE IN UNITS:
Beginning units	255,308	159,941	256,802	281,384	283,923	305,431	80,359	85,145
Units purchased	65,153	202,258	2,259	1,001	749	1,888	8,573	8,198
Units redeemed	(104,648)	(106,891)	(26,206)	(25,583)	(25,978)	(23,396)	(13,665)	(12,984)

Ending units	215,813	255,308	232,855	256,802	258,694	283,923	75,267	80,359

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		ROCMC		DQBP
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,748	20,571	(11,467)	(8,010)	-	5,946
Realized gain (loss) on investments	(26,933)	11,183	34,036	(34,902)	-	76,632
Change in unrealized gain (loss) on investments	(140,172)	110,487	154,723	166,221	-	(29,749)
Reinvested capital gains	98,532	26,970	39,876	10,270	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(57,825)	169,211	217,168	133,579	-	52,829

Equity transactions:
Purchase payments received from contract owners (note 4)	15,788	17,519	25,722	10,878	-	86,706
Transfers between funds	(2,219,893)	42,509	(50,729)	(12,844)	-	(3,087,486)
Redemptions (notes 2, 3, and 4)	(84,291)	(273,898)	(74,407)	(40,985)	-	(159,613)
Adjustments to maintain reserves	(4,527)	136	257	(207)	-	(236)

Net equity transactions	(2,292,923)	(213,734)	(99,157)	(43,158)	-	(3,160,629)

Net change in contract owners’ equity	(2,350,748)	(44,523)	118,011	90,421	-	(3,107,800)
Contract owners’ equity at beginning of period	2,350,748	2,395,271	802,226	711,805	-	3,107,800

Contract owners’ equity at end of period	$-	2,350,748	920,237	802,226	-	-

CHANGE IN UNITS:
Beginning units	132,062	144,291	44,223	47,933	-	143,019
Units purchased	13,933	21,836	4,551	4,899	-	5,238
Units redeemed	(145,995)	(34,065)	(9,245)	(8,609)	-	(148,257)

Ending units	-	132,062	39,529	44,223	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	7/31/2020
BNY Mellon Variable Investment Fund - Quality Bond Portfolio: Initial Shares (DQBP)		12/23/2020

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $78,223 and $67,135, respectively, and total transfers from the Separate Account to the fixed account were $407,106 and $1,465,006, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$369,483,104	$-	$-	$369,483,104

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$241,860	$264,172
ACVCA	1,011,059	1,200,021
ACVIG	1,028,911	292,305
DCAP	663,192	7,700,114
DSC	346,865	3,673,194
DSIF	3,100,184	5,301,539
DSRG	664,691	1,317,282
FC2	954,838	839,955
FEIP	5,837,291	4,197,583
FHIP	491,902	572,605
TIF	220,764	749,593
SBLD	56,011	29,695
SBLJ	100,858	475,533
SBLN	42,552	21,853

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

SBLO	68,662	73,437
SBLP	54,403	107,636
SBLQ	114,792	242,901
SBLV	555,389	754,098
SBLX	114,190	258,927
SBLY	114,643	87,999
ACEG	348,938	362,178
AVIE	185,756	171,864
IVHS	93,378	27,803
IVRE	54,572	59,281
JAIG	193,713	584,829
GBF	367,986	1,181,499
HIBF	141,673	198,469
NVIX	79	35
NVLCP1	2,376,403	145,699
NVMLG1	76,961	63,023
NVMMG1	1,935,975	1,084,732
NVMMV2	180,561	1,975,521
NVNMO1	11,618	24,460
NVNSR1	16,829	16,875
NVOLG1	7,342,630	835,153
SAM	674,407	1,674,520
TRF	4,480,950	8,527,576
AMCG	1,262,211	1,220,826
PMVRRA	190,844	224,006
PMVTRA	360,994	2,540,109
ROCMC	133,722	204,726

	$36,213,257	$49,283,626

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	1.30%	128,851	$29.67			$3,822,931	0.72%	14.27%
2020	1.30%	134,826	25.96			3,500,153	1.13%	11.06%
2019	1.30%	149,353	23.38			3,491,750	1.54%	18.29%
2018	1.30%	167,582	19.76			3,311,486	0.00%	-5.09%
2017	1.30%	201,207	20.82			4,189,185	1.54%	12.43%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2021	1.30%	58,542	113.03			6,616,619	0.00%	9.71%
2020	1.30%	68,362	103.02			7,042,763	0.00%	40.61%
2019	1.30%	73,307	73.27			5,371,212	0.00%	33.80%
2018	1.30%	79,271	54.76			4,340,879	0.00%	-6.44%
2017	1.30%	85,208	58.53			4,986,959	0.00%	20.21%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	1.30%	83,048	44.16			3,667,399	1.08%	22.04%
2020	1.30%	76,335	36.18			2,761,800	1.97%	10.36%
2019	1.30%	87,369	32.79			2,864,828	2.06%	22.34%
2018	1.30%	98,711	26.80			2,645,455	0.00%	-8.09%
2017	1.30%	109,817	29.16			3,202,262	2.36%	18.92%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	1.30%	1	56.63			57	0.36%	0.25%
2020	1.30%	136,957	45.13			6,164,601	0.79%	22.08%
2019	1.30%	147,396	36.97			5,434,629	1.15%	34.33%
2018	1.30%	174,608	27.52			4,805,214	0.00%	-8.07%
2017	1.30%	193,154	29.94			5,783,028	1.34%	25.68%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	1.30%	634,071	59.66			37,699,250	0.11%	14.95%
2020	1.30%	683,136	51.90			35,333,268	0.67%	18.33%
2019	1.30%	733,870	43.86			32,077,083	0.00%	20.20%
2018	1.30%	791,977	36.49			28,899,192	0.00%	-20.14%
2017	1.30%	882,455	45.69			40,319,352	0.00%	23.06%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	1.30%	480,340	115.96	to	115.97	55,388,079	1.15%	26.74%
2020	1.30%	523,317	91.49	to	91.50	47,613,308	1.59%	16.47%
2019	1.30%	571,578	78.55			44,648,077	1.71%	29.48%
2018	1.30%	621,613	60.67			37,713,215	0.00%	-5.88%
2017	1.30%	700,033	64.46			45,124,143	1.70%	19.96%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.30%	274,071	85.95	to	85.96	23,536,776	0.74%	25.35%
2020	1.30%	287,246	68.57			19,676,978	1.07%	22.53%
2019	1.30%	308,835	55.96			17,265,183	1.48%	32.61%
2018	1.30%	338,032	42.20			14,264,954	0.00%	-5.65%
2017	1.30%	375,008	44.73			16,774,104	1.15%	13.84%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	1.30%	124,266	42.54	to	42.67	5,285,044	0.05%	25.85%
2020	1.30%	135,946	33.80	to	33.91	4,595,011	0.09%	28.54%
2019	1.30%	154,289	26.29	to	26.38	4,056,322	0.21%	29.57%
2018	1.30%	187,680	20.29	to	20.36	3,808,062	0.00%	-7.86%
2017	1.30%	216,597	22.02	to	22.10	4,769,505	0.78%	20.01%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.30%	566,315	80.98			45,731,610	1.86%	23.27%
2020	1.30%	612,691	65.69	to	65.70	40,140,998	1.82%	5.31%
2019	1.30%	657,213	62.38			40,882,738	1.97%	25.79%
2018	1.30%	730,041	49.59			36,203,147	0.00%	-9.49%
2017	1.30%	818,433	54.80			44,849,596	1.68%	11.43%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.30%	257,284	29.79			7,654,155	5.26%	3.05%
2020	1.30%	270,557	28.91			7,811,004	4.91%	1.41%
2019	1.30%	292,994	28.51			8,341,785	5.13%	13.61%
2018	1.30%	314,566	25.09			7,892,465	0.00%	-4.55%
2017	1.30%	343,606	26.29			9,033,413	5.25%	5.55%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	1.30%	275,766	30.82			8,490,545	2.02%	3.08%
2020	1.30%	294,492	29.90			8,796,160	3.37%	-0.02%
2019	1.30%	311,615	30.58			9,518,928	2.00%	11.37%
2018	1.30%	348,454	27.45			9,565,073	0.00%	-16.38%
2017	1.30%	398,031	32.83			13,067,393	2.79%	15.50%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2021	1.30%	23,055	19.88			455,590	1.63%	0.20%
2020	1.30%	21,748	16.55			357,414	0.00%	0.05%
2019	1.30%	31,489	15.72			492,394	2.78%	0.20%
2018	1.30%	38,480	13.12			504,858	0.00%	-9.33%
2017	1.30%	42,324	14.47			612,428	2.85%	13.49%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2021	1.30%	18,070	33.25			600,828	0.38%	0.12%
2020	1.30%	32,678	29.63			968,249	0.00%	0.30%
2019	1.30%	41,236	22.72			936,882	0.85%	0.31%
2018	1.30%	46,273	17.35			802,837	0.00%	-8.30%
2017	1.30%	56,140	18.92			1,062,169	0.78%	23.02%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2021	1.30%	21,123	23.90			504,840	0.70%	0.11%
2020	1.30%	21,517	21.53			463,261	0.00%	0.11%
2019	1.30%	30,010	19.37			581,294	1.64%	0.19%
2018	1.30%	31,488	16.34			514,514	0.00%	-6.95%
2017	1.30%	25,336	17.56			444,900	1.54%	12.85%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2021	1.30%	39,904	27.85			1,111,326	1.80%	0.25%
2020	1.30%	40,516	22.23			900,671	0.00%	0.01%
2019	1.30%	50,606	22.10			1,118,393	1.48%	0.22%
2018	1.30%	52,698	18.10			953,834	0.00%	-11.79%
2017	1.30%	54,707	20.52			1,122,588	0.96%	13.31%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2021	1.30%	12,449	22.19			276,242	5.02%	4.04%
2020	1.30%	15,430	21.33			329,098	7.07%	3.28%
2019	1.30%	20,081	20.65			414,672	8.02%	10.26%
2018	1.30%	48,510	18.73			908,592	0.00%	-5.36%
2017	1.30%	49,408	19.79			977,784	4.03%	4.82%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2021	1.30%	29,297	28.70	to	28.83	840,875	0.75%	24.54%
2020	1.30%	33,539	23.04	to	23.15	772,757	1.14%	-0.02%
2019	1.30%	38,488	23.57	to	23.68	907,160	0.81%	20.98%
2018	1.30%	48,688	19.48	to	19.57	948,480	0.00%	-13.81%
2017	1.30%	53,799	22.60	to	22.71	1,215,902	0.38%	2.35%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2021	1.30%	94,775	30.33	to	30.43	2,870,220	1.63%	22.14%
2020	1.30%	100,849	24.83	to	24.91	2,500,202	1.17%	2.95%
2019	1.30%	108,327	24.12	to	24.20	2,608,704	0.90%	25.05%
2018	1.30%	131,254	19.29	to	19.35	2,531,897	0.00%	-14.11%
2017	1.30%	142,833	22.53	to	22.46	3,208,015	0.66%	12.23%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2021	1.30%	28,025	30.30			849,158	0.40%	0.05%
2020	1.30%	33,457	28.81			963,896	0.00%	0.30%
2019	1.30%	38,629	22.14			855,246	0.64%	0.24%
2018	1.30%	44,511	17.85			794,521	0.00%	-11.50%
2017	1.30%	52,138	20.17			1,051,623	0.72%	20.85%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2021	1.30%	12,031	43.38			521,905	0.60%	0.26%
2020	1.30%	13,915	34.40			478,676	0.00%	0.36%
2019	1.30%	12,795	25.28			323,458	2.16%	0.32%
2018	1.30%	10,876	19.12			207,949	0.00%	-4.92%
2017	1.30%	6,731	20.11			135,360	0.89%	28.42%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	1.30%	53,857	37.49	to	40.30	2,155,514	0.00%	10.47%
2020	1.30%	59,864	33.94	to	36.48	2,169,795	0.07%	40.50%
2019	1.30%	64,801	24.15	to	25.96	1,671,606	0.00%	34.98%
2018	1.30%	72,473	17.89	to	19.23	1,389,840	0.00%	-4.88%
2017	1.30%	83,531	18.81	to	20.22	1,684,892	0.08%	25.69%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2021	1.30%	47,154	31.56	to	31.57	1,488,619	1.28%	4.51%
2020	1.30%	49,914	30.20			1,507,373	2.27%	12.51%
2019	1.30%	56,779	26.84			1,523,950	1.52%	26.90%
2018	1.30%	65,366	21.15			1,382,493	0.00%	-16.09%
2017	1.30%	68,677	25.21			1,731,371	1.41%	21.41%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2021	1.30%	15,066	36.03			542,828	0.21%	0.11%
2020	1.30%	14,601	32.50			474,533	0.00%	0.13%
2019	1.30%	16,912	28.77			486,558	0.04%	0.31%
2018	1.30%	19,098	22.00			420,156	0.00%	-0.41%
2017	1.30%	21,978	22.09			485,494	0.37%	14.34%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2021	1.30%	32,007	17.39			556,602	2.73%	0.24%
2020	1.30%	32,822	14.01			459,836	0.00%	-0.13%
2019	1.30%	44,074	16.19			713,558	4.32%	0.21%
2018	1.30%	50,930	13.34			679,406	0.00%	-7.36%
2017	1.30%	65,179	14.40			938,578	2.97%	11.63%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2021	1.30%	136,939	40.03			5,455,684	1.14%	12.11%
2020	1.30%	146,755	35.70			5,213,857	1.36%	14.78%
2019	1.30%	157,704	31.10			4,880,724	1.89%	25.37%
2018	1.30%	179,609	24.81			4,456,100	0.00%	-16.06%
2017	1.30%	198,598	29.56			5,870,549	1.66%	29.42%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.30%	160,571	59.49	to	59.51	9,546,894	1.62%	-3.35%
2020	1.30%	174,711	61.55	to	61.57	10,747,409	2.04%	4.70%
2019	1.30%	190,244	58.78	to	58.81	11,177,130	2.25%	4.89%
2018	1.30%	210,341	56.04	to	56.07	11,789,726	0.00%	-1.35%
2017	1.30%	235,293	56.81	to	56.84	13,368,250	2.01%	0.76%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	1.30%	37,908	28.84			1,093,266	4.74%	3.60%
2020	1.30%	41,209	27.84			1,147,258	5.34%	4.64%
2019	1.30%	39,145	26.60			1,041,284	9.60%	13.25%
2018	1.30%	22,936	23.49			538,767	0.00%	-4.27%
2017	1.30%	26,203	24.54			643,022	4.21%	5.37%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	1.30%	187	14.54			2,719	2.97%	9.40%
2020	1.30%	188	13.29			2,498	2.46%	32.90%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	1.30%	219,401	9.99			2,191,542	1.76%	-0.11%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	1.30%	6,617	42.67			282,347	0.00%	0.39%
2020	1.30%	7,391	30.78			227,495	0.00%	0.28%
2019	1.30%	7,790	23.97			186,726	3.90%	0.29%
2018	1.30%	8,446	18.61			157,180	0.00%	-4.32%
2017	1.30%	11,220	19.45			218,229	0.36%	28.47%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.30%	264,991	35.84			9,451,284	0.12%	-5.94%
2020	1.30%	275,579	38.10			10,447,687	0.00%	58.81%
2019	1.30%	299,386	23.99			7,147,731	0.00%	35.47%
2018	1.30%	315,883	17.71			5,594,286	0.00%	-8.07%
2017	1.30%	358,660	19.26			6,907,807	0.00%	26.08%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	1.30%	782,765	27.28			21,185,616	0.74%	22.41%
2020	1.30%	850,177	22.29			18,800,225	2.03%	-0.02%
2019	1.30%	915,787	22.84			20,749,235	2.21%	22.24%
2018	1.30%	984,931	18.69			18,408,333	0.00%	-14.29%
2017	1.30%	1,114,286	21.80			24,291,466	1.10%	12.36%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	1.30%	10,285	29.87			307,213	0.00%	0.25%
2020	1.30%	10,831	23.91			258,969	0.00%	0.12%
2019	1.30%	13,576	21.33			289,576	0.65%	0.26%
2018	1.30%	14,448	16.87			243,738	0.00%	-6.02%
2017	1.30%	17,384	17.95			312,043	0.52%	23.20%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	1.30%	4,428	30.92			136,914	0.32%	0.25%
2020	1.30%	4,923	24.70			121,598	0.00%	0.12%
2019	1.30%	4,916	22.08			108,545	0.78%	0.24%
2018	1.30%	5,564	17.75			98,761	0.00%	-7.02%
2017	1.30%	6,308	19.09			120,420	0.50%	17.04%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.30%	243,313	60.61			14,728,601	0.49%	28.55%
2020	1.30%	136,615	47.15			6,441,459	1.32%	17.35%
2019	1.30%	153,566	40.18			6,170,051	1.74%	35.83%
2018	1.30%	160,774	29.58			4,755,777	0.00%	-2.56%
2017	1.30%	174,780	30.36			5,306,125	0.47%	25.66%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.30%	215,813	22.91	to	24.89	4,996,544	0.00%	-1.30%
2020	1.30%	255,308	23.21	to	25.22	5,993,799	0.25%	-0.01%
2019	1.30%	159,941	23.46	to	25.49	3,840,639	0.08%	0.46%
2018	1.30%	148,796	23.35	to	25.37	3,547,765	0.00%	0.07%
2017	1.30%	160,578	23.34	to	25.36	3,817,622	0.41%	-0.88%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.30%	232,855	312.04	to	321.29	74,280,214	0.76%	20.30%
2020	1.30%	256,802	259.39	to	267.07	68,110,047	1.12%	8.92%
2019	1.30%	281,384	238.14	to	245.20	68,519,291	1.11%	27.63%
2018	1.30%	322,280	186.60	to	192.12	61,517,420	0.00%	-1.31%
2017	1.30%	351,946	189.07	to	194.67	68,089,033	1.00%	18.96%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.30%	258,694	22.77	to	73.70	11,373,826	0.00%	11.52%
2020	1.30%	283,923	20.42	to	66.08	11,148,060	0.00%	38.16%
2019	1.30%	305,431	14.78	to	47.83	8,729,023	0.00%	31.02%
2018	1.30%	334,578	11.28	to	36.50	7,321,897	0.00%	-7.63%
2017	1.30%	359,530	12.21	to	39.52	8,694,112	0.00%	23.67%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	1.30%	75,267	16.52	to	16.55	1,245,652	4.92%	4.17%
2020	1.30%	80,359	15.86	to	15.88	1,276,093	1.43%	10.26%
2019	1.30%	85,145	14.38	to	14.40	1,226,069	1.66%	7.03%
2018	1.30%	88,999	13.44	to	13.45	1,197,037	0.00%	-3.49%
2017	1.30%	92,908	13.93	to	13.94	1,295,120	2.36%	2.32%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	1.30%	132,062	17.80	to	17.85	2,350,748	2.11%	7.23%
2019	1.30%	144,291	16.60	to	16.64	2,395,271	3.02%	6.95%
2018	1.30%	143,853	15.52			2,232,599	0.00%	-1.83%
2017	1.30%	149,785	15.81			2,368,101	2.03%	3.60%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	1.30%	39,529	23.28	to	23.31	920,237	0.00%	28.29%
2020	1.30%	44,223	18.14	to	18.17	802,226	0.00%	22.18%
2019	1.30%	47,933	14.85			711,805	0.00%	0.18%
2018	1.30%	55,902	12.59			703,806	0.00%	-10.20%
2017	1.30%	56,966	14.02			798,663	0.66%	3.85%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.